Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Other Reserves [Member]	Retained Profits [member]	Attributable to Equity Holders of the Company [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2017	¥ 58,778	¥ 14,467	¥ 26,688	¥ 14,205	¥ 55,360	¥ 3,418
Effect of adoption of IFRS | Effect of adoption of IFRS 9 [member]	645		667	(22)	645
Effect of adoption of IFRS | Effect of adoption of IFRS 15 [member]	386			383	383	3
Beginning balance at Dec. 31, 2017	59,809	14,467	27,355	14,566	56,388	3,421
Profit (Loss) for the year	2,930			2,698	2,698	232
Other comprehensive income	(343)		(340)		(340)	(3)
Total comprehensive income for the year	2,587		(340)	2,698	2,358	229
Final dividend	(738)			(738)	(738)
Dividend paid to non-controlling interests	(57)					(57)
Transfer from retained profits			30	(30)
Ending balance at Dec. 31, 2018	61,601	14,467	27,045	16,496	58,008	3,593
Effect of adoption of IFRS | Effect of adoption of IFRS16 [member]	(1,758)			(1,595)	(1,595)	(163)
Beginning balance at Dec. 31, 2018	59,843	14,467	27,045	14,901	56,413	3,430
Profit (Loss) for the year	3,480			3,192	3,192	288
Other comprehensive income	(47)		(51)		(51)	4
Total comprehensive income for the year	3,433		(51)	3,192	3,141	292
Issue of shares	9,442	1,912	7,530		9,442
Dividend paid to non-controlling interests	(84)					(84)
Transfer from retained profits			212	(212)
Others	12		11	1	12
Ending balance at Dec. 31, 2019	72,646	16,379	34,747	17,882	69,008	3,638
Profit (Loss) for the year	(12,561)			(11,836)	(11,836)	(725)
Other comprehensive income	(110)		(104)		(104)	(6)
Total comprehensive income for the year	(12,671)		(104)	(11,836)	(11,940)	(731)
Final dividend	(819)			(819)	(819)
Dividend paid to non-controlling interests	(2)					(2)
Ending balance at Dec. 31, 2020	¥ 59,154	¥ 16,379	¥ 34,643	¥ 5,227	¥ 56,249	¥ 2,905